SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Class of Warrant or Right [Line Items]
Underlying number of shares beginning	523,302	523,302	523,302	157,692
Average exercise price beginning	$ 19.50	$ 19.50	$ 19.50	$ 19.50
Weighted average life ending	2 years 2 months 1 day	3 years 2 months 23 days	2 years 5 months 23 days	3 years 5 months 23 days	3 years 1 month 24 days
Underlying number of shares ending	477,532	523,302	523,302	523,302	157,692
Average exercise price ending	$ 22.10	$ 19.50	$ 19.50	$ 19.50	$ 19.50
Warrants A [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				182,805
Average exercise price, granted				$ 13.00
Weighted average life warrant B				2 years 5 months 4 days
Underlying number of shares expirations	(45,770)
Average exercise price, expired	$ 13.00
Warrants B [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				182,805
Average exercise price, granted				$ 26.00
Weighted average life warrant B				4 years 6 months 10 days
Underlying number of shares expirations
Average exercise price, expired